ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 93.6%
	BIOTECH & PHARMA - 87.3%
2,979	AbbVie, Inc.	$ 680,672
18,782	ADMA Biologics, Inc.(a)	342,584
13,141	Agios Pharmaceuticals, Inc.(a)	357,698
34,912	Aldeyra Therapeutics, Inc.(a)	180,844
1,295	Alnylam Pharmaceuticals, Inc.(a)	514,957
2,202	Amgen, Inc.	720,737
10,751	Apogee Therapeutics, Inc.(a)	811,485
47,925	Arbutus Biopharma Corporation(a)	230,519
1,425	Argenx S.E. - ADR(a)	1,198,354
12,435	Arvinas, Inc.(a)	147,479
3,238	Ascendis Pharma A/S - ADR(a)	690,471
21,243	AstraZeneca plc - ADR	1,952,869
37,693	Avadel Pharmaceuticals plc(a)	812,284
6,995	Avidity Biosciences, Inc.(a)	504,549
6,088	Axsome Therapeutics, Inc.(a)	1,111,912
3,627	Biogen, Inc.(a)	638,316
5,311	BioNTech S.E. - ADR(a)	505,607
53,625	Black Diamond Therapeutics, Inc.(a)	130,309
22,020	Catalyst Pharmaceuticals, Inc.(a)	513,947
19,041	Cullinan Oncology, Inc.(a)	197,074
5,311	Cytokinetics, Inc.(a)	337,461
26,812	Day One Biopharmaceuticals, Inc.(a)	249,888
20,262	Design Therapeutics, Inc.(a)	190,058
3,756	Disc Medicine, Inc.(a)	298,264
14,703	Edgewise Therapeutics, Inc.(a)	364,855
21,761	Gilead Sciences, Inc.	2,670,945
4,533	Halozyme Therapeutics, Inc.(a)	305,071
13,471	Incyte Corporation(a)	1,330,531
7,588	Insmed, Inc.(a)	1,320,616
10,880	Intellia Therapeutics, Inc.(a)	97,811
18,523	Ionis Pharmaceuticals, Inc.(a)	1,465,355
3,368	Jazz Pharmaceuticals plc(a)	572,560
1,813	Krystal Biotech, Inc.(a)	446,977
5,035	Kymera Therapeutics, Inc.(a)	391,773

ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 93.6% (Continued)
	BIOTECH & PHARMA - 87.3% (Continued)
28,496	MeiraGTx Holdings PLC(a)	$ 226,543
7,383	Neurocrine Biosciences, Inc.(a)	1,047,131
13,731	Newamsterdam Pharma Company N.V.(a)	481,683
18,134	Nurix Therapeutics, Inc.(a)	344,002
4,404	Nuvalent, Inc., Class A(a)	442,998
10,880	Oruka Therapeutics, Inc.(a)	329,773
8,549	Protagonist Therapeutics, Inc.(a)	746,670
6,030	Rapport Therapeutics, Inc.(a)	182,950
67,056	Rezolute, Inc.(a)	158,252
5,052	Rhythm Pharmaceuticals, Inc.(a)	540,766
45,076	Roivant Sciences Ltd.(a)	978,149
13,594	Sanofi - ADR	658,765
9,974	Scholar Rock Holding Corporation(a)	439,355
2,720	Sionna Therapeutics, Inc.(a)	111,901
6,476	Tectonic Therapeutic, Inc.(a)	135,089
22,667	Trevi Therapeutics, Inc.(a)	283,791
4,663	Vertex Pharmaceuticals, Inc.(a)	2,114,018
27,590	WaVe Life Sciences Ltd.(a)	469,030
43,392	Xeris Biopharma Holdings, Inc.(a)	340,627
		32,316,325
	HEALTH CARE FACILITIES & SERVICES - 2.8%
1,295	ICON plc(a)	235,975
777	IQVIA Holdings, Inc.(a)	175,144
75,126	MDxHealth S.A.(a)	268,200
47,796	Personalis, Inc.(a)	380,455
		1,059,774
	MEDICAL EQUIPMENT & DEVICES - 3.5%
4,015	Artivion, Inc.(a)	183,124
7,901	Exact Sciences Corporation(a)	802,426
1,295	Natera, Inc.(a)	296,672
		1,282,222

	TOTAL COMMON STOCKS (Cost $27,013,701)	34,658,321

ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.5%
	MONEY MARKET FUNDS - 6.5%
2	Fidelity Investments Money Market Government Portfolio, Class I, 3.57%(b)	$ 2
2,412,797	First American Treasury Obligations Fund, Class X, 3.68%(b)	2,412,796
	TOTAL MONEY MARKET FUNDS (Cost $2,412,798)	2,412,798

	TOTAL INVESTMENTS - 100.1% (Cost $29,426,499)	$ 37,071,119
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(50,967)
	NET ASSETS - 100.0%	$ 37,020,152

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
PLC	- Public Limited Company
S.A.	- Société Anonyme
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.